Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 9.  Fair Value of Financial Instruments

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).  Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the Company’s liabilities that are measured at fair value on a recurring basis at June 30, 2015 and December 31, 2014:

	Level 1	Level 2	Level 3	Total
June 30, 2015		(in thousands)
Recurring Financial Liabilities:
Warrant derivative liabilities	$—	$—	$86	$86
Contingent earn-out payments	—	—	302	302
Total liabilities	$—	$—	$388	$388

	Level 1	Level 2	Level 3	Total
December 31, 2014		(in thousands)
Recurring Financial Liabilities:
Warrant derivative liabilities	$—	$—	$126	$126
Contingent earn-out payments	—	—	279	279
Total liabilities	$—	$—	$405	$405

The following tables present a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2015 and 2014:

	Warrant Derivatives	Contingent Earn-out Payments	Total
		(in thousands)
Balance at January 1, 2015	$126	$279	$405
Issuances	—	—	—
Gain on revaluation of warrant derivative liabilities, net	(40)	—	(40)
Change in contingent earn-out adjustment included in interest expense	—	23	23
Settlements	—	—	—
Balance at June 30, 2015	$86	$302	$388
Total gains (losses) included in other income and expenses attributable to liabilities still held as of June 30, 2015	$40	$(23)	$17

	Warrant Derivatives	Contingent Earn-out Payments	Total
		(in thousands)
Balance at January 1, 2014	$9,147	$—	$9,147
Issuances	—	410	410
Gain on revaluation of warrant derivative liabilities, net	(1,374)	—	(1,374)
Settlements	(6,821)	—	(6,821)
Balance at June 30, 2014	$952	$410	$1,362
Total gains included in other income and expenses attributable to liabilities still held as of June 30, 2014	$776	$—	$776

The liability for contingent earn-out payments arises from the Company’s requirement to pay IntegenX a percentage of revenues of the Apollo Business acquired from IntegenX in January 2014, on a sliding scale up to 20%, should certain revenue targets be achieved in 2014, 2015 and 2016. The fair value of the acquisition earn-out contingencies is determined using a modeling technique based on significant unobservable inputs calculated using a probability-weighted revenue approach. The Company initially estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model based on key assumptions including annual revenues ranging from $4.0 million to $9.9 million and a discount rate of 14%. At December 31, 2014, the estimate of fair value was updated using future annual revenues ranging from $3.4 million to $7.7 million and a discount rate of 14%. At June 30, 2015, the annual revenue estimates are unchanged, the liability increasing due to a reduction in the amount of discount, which was expensed as interest.

Assumptions used in evaluating the warrant derivative liabilities are discussed in Note 8. The principal assumptions used, and their impact on valuations, are as follows:

Risk-Free Interest Rate.  This is the U.S. Treasury rate for the measurement date having a term equal to the weighted average expected remaining term of the instrument. An increase in the risk-free interest rate will increase the fair value and the associated derivative liability.

Expected Remaining Term.  This is the period of time over which the instrument is expected to remain outstanding and is based on management’s estimate, taking into consideration the remaining contractual life, historical experience and the possibility of liquidation. An increase in the expected remaining term will increase the fair value and the associated derivative liability.

Expected Volatility.  This is a measure of the amount by which the Company’s common stock price has fluctuated or is expected to fluctuate. The Company applies equal weighting to the Company’s own historic volatility and the historic volatility of a group of publicly traded companies over the retrospective period corresponding to the expected remaining term of the instrument on the measurement date. The Company applies a reduced weighting to its own historic volatility during the period prior to August 27, 2013, when it was highly leveraged. The group of publicly traded companies is selected from the same industry or market index, with extra weighting attached to those companies most similar in terms of business activity, size and financial leverage. An increase in the expected volatility will increase the fair value and the associated derivative liability.

Dividend Yield.  The Company has not made any dividend payments and does not plan to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the associated derivative liability.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the six months ended June 30, 2015 or 2014.

NOTE 13.  Fair Value of Financial Instruments

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the Company’s liabilities that are measured at fair value at December 31, 2014 and 2013:

	Level 1	Level 2	Level 3	Total
December 31, 2014
Recurring Financial Liabilities:
Warrant derivative liabilities	$—	$—	$126,168	$126,168
Contingent earn-out payments			279,000	279,000

Total liabilities	$—	$—	$405,168	$405,168

	Level 1	Level 2	Level 3	Total
December 31, 2013
Recurring Financial Liabilities:
Warrant derivative liabilities	$—	$—	$9,147,507	$9,147,507

Total liabilities	$—	$—	$9,147,507	$9,147,507

The following tables present a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014 and 2013:

		Conversion
		Element of	Conversion		Contingent
	Warrant	Promissory	Element of	Series A CPS	Earn-out
	Derivatives	Notes	Series B CPS	Derivatives	Payments	Total

Balance at January 1, 2014	$9,147,507	$—	$—	$—	$—	$9,147,507
Issuances	—	—	—	—	410,000	410,000
Revaluation gains included in gain on revaluation of derivative liabilities, net	(2,200,200)	—	—	—	—	(2,200,200)
Change in undiscounted contingent earn-out liability	—	—	—	—	(229,300)	(229,300)
Change in contingent earn-out adjustment included in interest expense	—	—	—	—	98,300	98,300
Settlements	(6,821,139)	—	—	—	—	(6,821,139)
Balance at December 31, 2014	$126,168	$—	$—	$—	$279,000	$405,168

Total gains included in other income and expenses attributable to liabilities still held as of December 31, 2014	$1,239,773	$—	$—	$—	$131,000	$1,370,773

		Conversion
		Element of	Conversion		Contingent
	Warrant	Promissory	Element of	Series A CPS	Earn-out
	Derivatives	Notes	Series B CPS	Derivatives	Payments	Total

Balance at January 1, 2013	$102,695	$274,928	$1,210,909	$619,652	$—	$2,208,184
Issuances	7,962,081	—	—	—	—	7,962,081
Revaluation (gains) losses included in other income and expenses	1,082,731	(274,928)	(128,558)	(173,050)	—	506,195
Settlements	—	—	(1,082,351)	(446,602)	—	(1,528,953)
Balance at December 31, 2013	$9,147,507	$—	$—	$—	$—	$9,147,507

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2013	$(1,082,732)	$—	$—	$—	$—	$(1,082,732)

Assumptions used in evaluating the warrant derivative liabilities, the conversion element of the promissory notes, the conversion element of the Series B CPS and the Series A CPS derivative liabilities are discussed in Notes 11, 7, 8 and 8, respectively. The principal assumptions used, and their impact on valuations, are as follows:

Risk-Free Interest Rate.  This is the U.S. Treasury rate for the measurement date having a term equal to the weighted average expected remaining term of the instrument. An increase in the risk-free interest rate will increase the fair value and the associated derivative liability.

Expected Remaining Term.  This is the period of time over which the instrument is expected to remain outstanding and is based on management’s estimate, taking into consideration the remaining contractual life, historical experience and the possibility of liquidation. An increase in the expected remaining term will increase the fair value and the associated derivative liability.

Expected Volatility.  This is a measure of the amount by which the Company’s common stock price has fluctuated or is expected to fluctuate. The Company applies equal weighting to the Company’s own historic volatility and the historic volatility of a group of publicly traded companies over the retrospective period corresponding to the expected remaining term of the instrument on the measurement date. Since the 2013 Exchange, the Company has applied a reduced weighting to its own historic volatility during the period in which it was highly leveraged. The group of publicly traded companies is selected from the same industry or market index, with extra weighting attached to those companies most similar in terms of business activity, size and financial leverage. An increase in the expected volatility will increase the fair value and the associated derivative liability.

Dividend Yield.  The Company has not made any dividend payments and does not plan to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the associated derivative liability.

The liability for contingent earn-out payments arise from the Company’s requirement to pay IntegenX a percentage of revenues of the Apollo Business (see Notes 1 and 3), on a sliding scale up to 20%, should certain revenue targets be achieved in 2015 and 2016. The fair value of the acquisition earn-out contingencies is determined using a modeling technique based on significant unobservable inputs calculated using a probability-weighted revenue approach. At December 31, 2014, we estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model based on key assumptions including future annual revenues ranging from $3.4 million to $7.7 million and a discount rate of 14%. There were no contingent earn-out payments as of December 31, 2013.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the years ended December 31, 2014 or 2013.